Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 1.0	₪ 1.0
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	2,780,707	2,780,707
Ordinary shares, shares outstanding	2,690,857	2,690,857
Treasury shares	89,850	89,850